VIA EDGAR

July 10, 2018

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:	FSI Low Beta Absolute Return Fund (“Fund”)

File No. 811-22595 / 333-207185

To Whom It May Concern:

On behalf of the Fund, transmitted herewith for filing with the U.S. Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is a Preliminary Proxy on Schedule 14A (the “Proxy Statement”).

One of the Fund’s investment sub-advisers underwent a change of control terminating the sub-advisory agreement. This proxy requests that shareholders approve a new investment sub-advisory agreement and approve retroactive payment of the fees that the sub-adviser would have received had the prior sub-advisory agreement not terminated. The sub-adviser is paid by the Fund’s adviser and not by the Fund.

If you should have any questions regarding the enclosed information, please contact me directly at (207) 228-7182. Thank you.

Kind regards,

Edward C. Lawrence